Driehaus Emerging Markets Growth Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 94.86%
FAR EAST — 64.60%
China — 25.26%
Alibaba Group Holding Ltd. - W	2,561,700	$42,385,842
Anhui Conch Cement Co. Ltd. - H	3,948,500	11,167,254
BeiGene Ltd. - ADR 1,*	82,248	22,385,438
BYD Co. Ltd. - H	539,000	27,293,089
China Mengniu Dairy Co. Ltd.	5,567,000	13,750,069
China Merchants Bank Co. Ltd. - H	9,016,500	53,458,449
Contemporary Amperex Technology Co. Ltd. - A	650,968	22,784,030
DiDi Global, Inc. - ADR 1,*	4,627,520	22,397,197
Fuyao Glass Industry Group Co. Ltd. - A	1,602,107	12,929,910
GDS Holdings Ltd. - ADR 1,*	722,838	18,309,487
Industrial & Commercial Bank of China Ltd. - H	96,074,000	68,556,588
JD.com, Inc. - A	1,466,950	30,177,422
KE Holdings, Inc. - ADR [1]	1,147,201	23,047,268
Kingdee International Software Group Co. Ltd. *	10,840,000	18,454,007
Luxshare Precision Industry Co. Ltd. - A	4,785,193	27,074,049
Meituan - B 2,3,*	867,200	17,450,206
Shenzhen Inovance Technology Co. Ltd. - A	2,563,559	24,112,670
Sieyuan Electric Co. Ltd. - A	912,948	9,590,003
Tencent Holdings Ltd.	4,758,545	304,051,774
Trip.com Group Ltd. - ADR [1]	370,451	23,553,275
Wuxi Biologics Cayman, Inc. 2,3,*	2,845,000	9,950,217
Zhejiang Sanhua Intelligent Controls Co. Ltd. - A	3,973,501	15,902,466
		818,780,710
India — 14.30%
ABB India Ltd.	98,009	6,325,381
Adani Ports & Special Economic Zone Ltd.	2,609,653	35,933,485
Bajaj Finance Ltd.	343,293	35,767,273
Bharat Electronics Ltd.	8,051,816	28,164,824
Bharti Airtel Ltd.	1,803,751	36,465,146
DLF Ltd.	1,552,978	12,275,456
ICICI Bank Ltd. - SP ADR [1]	3,026,855	95,406,470
ITC Ltd.	4,988,706	23,837,048
JSW Energy Ltd.	2,458,287	15,408,864
Kotak Mahindra Bank Ltd.	1,406,806	35,614,272
Mahindra & Mahindra Ltd.	1,104,444	34,281,082
Max Healthcare Institute Ltd.	495,679	6,340,089
Reliance Industries Ltd.	2,005,875	29,822,008
Sun Pharmaceutical Industries Ltd.	749,605	15,190,549
Tata Consultancy Services Ltd.	326,222	13,723,042
The Indian Hotels Co. Ltd.	2,220,542	20,347,729
	Shares, Principal Amount, or Number of Contracts	Value
United Spirits Ltd.	1,146,810	$18,764,051
		463,666,769
Taiwan — 12.92%
Alchip Technologies Ltd.	126,000	10,621,485
Chunghwa Telecom Co. Ltd.	3,605,000	14,005,007
CTBC Financial Holding Co. Ltd.	16,810,000	20,211,172
Delta Electronics, Inc.	2,582,000	28,557,590
E Ink Holdings, Inc.	2,099,000	17,087,554
MediaTek, Inc.	829,000	35,730,276
Realtek Semiconductor Corp.	851,000	13,567,081
Taiwan Semiconductor Manufacturing Co. Ltd.	2,745,400	77,318,674
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR [1]	1,215,537	201,779,142
		418,877,981
South Korea — 6.50%
Hanwha Aerospace Co. Ltd.	30,251	12,998,385
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	103,692	14,278,816
Hyundai Mobis Co. Ltd.	77,563	13,802,695
KB Financial Group, Inc.	81,006	4,390,827
Macquarie Korea Infrastructure Fund	1,282,504	9,473,375
NAVER Corp.	118,893	15,537,385
Samsung Electronics Co. Ltd.	2,755,598	109,246,987
SK Hynix, Inc.	233,433	31,118,028
		210,846,498
Singapore — 1.78%
Grab Holdings Ltd. - A 1,*	4,631,771	20,981,923
Sea Ltd. - ADR 1,*	280,742	36,634,023
		57,615,946
Hong Kong — 1.53%
Hong Kong Exchanges & Clearing Ltd.	657,100	29,230,574
Techtronic Industries Co. Ltd.	1,707,000	20,457,157
		49,687,731
Indonesia — 0.86%
Bank Central Asia Tbk PT	54,630,675	27,911,384
Malaysia — 0.60%
Public Bank Bhd.	19,511,200	19,473,968
Thailand — 0.52%
Advanced Info Service PCL - NVDR	2,070,600	16,837,775
Philippines — 0.33%
BDO Unibank, Inc.	3,978,450	10,657,866
Total FAR EAST (Cost $1,663,744,558)		2,094,356,628
NORTH AMERICA — 7.95%
United States — 4.63%
MercadoLibre, Inc. *	27,578	53,801,093
Southern Copper Corp.	480,224	44,881,735

Driehaus Emerging Markets Growth Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Yum China Holdings, Inc.	984,809	$51,269,157
		149,951,985
Mexico — 2.14%
Arca Continental SAB de CV	2,082,209	21,772,919
BBB Foods, Inc. - A 1,*	316,478	8,443,633
Corp. Inmobiliaria Vesta SAB de CV	3,309,657	7,581,750
Grupo Financiero Banorte SAB de CV - O	4,562,757	31,678,102
		69,476,404
Canada — 1.18%
Alamos Gold, Inc. - A [1]	844,850	22,591,289
Cameco Corp. [1]	382,190	15,730,940
		38,322,229
Total NORTH AMERICA (Cost $222,950,504)		257,750,618
SOUTH AMERICA — 7.30%
Brazil — 5.42%
B3 SA - Brasil Bolsa Balcao	11,115,600	23,744,914
Cia de Saneamento Basico do Estado de Sao Paulo SABESP *	2,839,000	50,825,336
Direcional Engenharia SA	2,506,184	13,742,081
Embraer SA - SP ADR 1,*	543,602	25,114,412
Petroleo Brasileiro SA - SP ADR [1]	1,698,859	24,361,638
Santos Brasil Participacoes SA	4,674,256	10,894,270
Telefonica Brasil SA *	1,141,300	10,004,088
Vale SA - SP ADR [1]	1,691,429	16,880,461
		175,567,200
Peru — 1.43%
Credicorp Ltd. [1]	249,665	46,477,637
Argentina — 0.45%
Grupo Financiero Galicia SA - ADR 1,*	269,230	14,664,958
Total SOUTH AMERICA (Cost $215,543,852)		236,709,795
EUROPE — 6.80%
Greece — 1.72%
National Bank of Greece SA	3,903,019	40,115,117
OPAP SA	791,642	15,726,663
		55,841,780
Hungary — 1.19%
OTP Bank Nyrt.	574,569	38,658,104
United Kingdom — 1.01%
HSBC Holdings PLC	1,164,000	13,148,871
Shell PLC	532,183	19,475,027
		32,623,898
Poland — 0.99%
Powszechny Zaklad Ubezpieczen SA	2,207,735	32,075,732
Turkey — 0.85%
Turk Hava Yollari A.O. *	2,147,293	17,586,327
	Shares, Principal Amount, or Number of Contracts	Value
Yapi ve Kredi Bankasi AS	15,766,607	$9,992,183
		27,578,510
Switzerland — 0.63%
Coca-Cola HBC AG *	450,922	20,422,166
Austria — 0.41%
Erste Group Bank AG	189,674	13,119,958
Russia — 0.00%
Polyus PJSC 1,*,^	637,510	—
Total EUROPE (Cost $187,332,084)		220,320,148
MIDDLE EAST — 5.26%
United Arab Emirates — 2.96%
Aldar Properties PJSC	13,951,278	31,860,101
Dubai Electricity & Water Authority PJSC	22,076,729	14,846,044
Emaar Properties PJSC	9,004,193	32,608,946
Emirates NBD Bank PJSC	3,020,807	16,613,205
		95,928,296
Saudi Arabia — 2.30%
Al Rajhi Bank	1,485,846	40,333,715
Dr Sulaiman Al Habib Medical Services Group Co.	191,265	14,205,547
Etihad Etisalat Co.	1,231,764	20,030,819
		74,570,081
Total MIDDLE EAST (Cost $139,418,222)		170,498,377
AFRICA — 2.95%
South Africa — 2.95%
FirstRand Ltd.	9,932,019	39,031,055
MTN Group Ltd.	1,970,470	13,254,918
Naspers Ltd. - N	142,309	35,291,300
Truworths International Ltd.	2,017,590	7,918,504
		95,495,777
Total AFRICA (Cost $97,198,620)		95,495,777
Total COMMON STOCKS (Cost $2,526,187,840)		3,075,131,343
PREFERRED STOCKS — 1.07%
SOUTH AMERICA — 1.07%
Brazil — 1.07%
Itau Unibanco Holding SA - SP ADR, 4.52% [1,4]	6,309,789	34,703,841
Total SOUTH AMERICA (Cost $34,455,589)		34,703,841
Total PREFERRED STOCKS (Cost $34,455,589)		34,703,841

Driehaus Emerging Markets Growth Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 4.19%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.23% [5] (Cost $135,944,530)	135,944,530	$135,944,530

TOTAL INVESTMENTS (Cost $2,696,587,959)	100.12%	$3,245,779,714
Liabilities in Excess of Other Assets	(0.12)%	(3,934,815)
Net Assets	100.00%	$3,241,844,899

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $27,400,423, which represents 1% of Net Assets.
[3]	Restricted securities - The Fund may own investment securities that have other legal or contractual limitations. At March 31, 2025, the value of restricted securities amounted to $27,400,423 or 1% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Meituan - B	4/22/24	11,132,938
Wuxi Biologics Cayman, Inc.	1/27/25-2/4/25	6,836,412

[4]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
[5]	7 day current yield as of March 31, 2025 is disclosed.
^	Security valued at fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustees. The security is valued using significant unobservable inputs.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 92.05%
FAR EAST — 59.90%
India — 31.81%
ACC Ltd.	37,714	$853,665
Aditya Birla Real Estate Ltd.	66,892	1,525,467
Aegis Logistics Ltd.	150,953	1,416,842
Angel One Ltd.	15,905	427,891
Azad Engineering Ltd. *	84,146	1,325,914
BLS International Services Ltd.	317,634	1,472,804
Blue Star Ltd.	23,317	579,578
Brigade Enterprises Ltd.	88,775	1,006,892
Chalet Hotels Ltd. *	109,836	1,048,791
Genus Power Infrastructures Ltd.	187,606	569,525
Gujarat Fluorochemicals Ltd.	30,690	1,438,448
Hitachi Energy India Ltd.	11,442	1,683,030
Home First Finance Co. India Ltd. [1,2]	130,014	1,536,372
Jyoti CNC Automation Ltd. *	113,567	1,395,632
Kaynes Technology India Ltd. *	25,470	1,401,841
KEI Industries Ltd.	37,452	1,261,141
Kfin Technologies Ltd.	153,672	1,837,650
Max Healthcare Institute Ltd.	89,498	1,144,744
Nuvama Wealth Management Ltd.	19,097	1,351,844
Radico Khaitan Ltd.	63,935	1,810,619
Shakti Pumps India Ltd.	64,073	728,653
SignatureGlobal India Ltd. *	85,289	1,087,943
Sobha Ltd.	58,508	837,274
Supreme Industries Ltd.	19,229	766,709
Syngene International Ltd. [1,2]	127,636	1,081,911
Titagarh Rail System Ltd.	114,188	1,054,843
Transformers & Rectifiers India Ltd.	241,252	1,496,658
Triveni Turbine Ltd.	169,391	1,108,723
United Breweries Ltd.	76,837	1,793,075
UNO Minda Ltd.	130,877	1,333,791
		36,378,270
China — 9.25%
Akeso, Inc. 1,2,*	184,000	1,813,086
China National Building Material Co. Ltd. - H	3,366,000	1,737,139
GDS Holdings Ltd. - ADR 3,*	43,329	1,097,523
Henan Pinggao Electric Co. Ltd. - A	746,600	1,795,993
Silergy Corp.	125,000	1,451,972
SITC International Holdings Co. Ltd.	368,000	1,000,225
Xinyi Glass Holdings Ltd.	1,197,000	1,184,198
XtalPi Holdings Ltd. 2,*	659,000	497,691
		10,577,827
Taiwan — 7.32%
ASPEED Technology, Inc.	15,000	1,389,084
Chroma ATE, Inc.	149,000	1,302,008
Eclat Textile Co. Ltd.	64,000	860,260
	Shares, Principal Amount, or Number of Contracts	Value
Gudeng Precision Industrial Co. Ltd.	74,000	$899,390
Hiwin Technologies Corp.	152,000	1,120,228
King Slide Works Co. Ltd.	31,000	1,579,251
Kinik Co.	185,000	1,223,604
		8,373,825
South Korea — 6.66%
HD Hyundai Electric Co. Ltd.	9,710	1,981,612
HD Hyundai Marine Solution Co. Ltd.	17,923	1,648,304
Korea Aerospace Industries Ltd.	14,534	746,549
LIG Nex1 Co. Ltd.	8,910	1,516,828
Samsung Heavy Industries Co. Ltd. *	186,250	1,718,042
		7,611,335
Vietnam — 3.63%
FPT Corp.	873,749	4,156,808
Kazakhstan — 1.23%
Kaspi.KZ JSC [2,3]	15,190	1,410,392
Total FAR EAST (Cost $62,548,228)		68,508,457
SOUTH AMERICA — 10.67%
Brazil — 8.16%
Cia Brasileira de Aluminio *	1,211,100	1,027,210
Cury Construtora e Incorporadora SA	387,656	1,658,923
Inter & Co., Inc. - BDR	291,663	1,595,178
Orizon Valorizacao de Residuos SA *	236,000	1,748,562
PRIO SA *	240,200	1,681,604
Santos Brasil Participacoes SA	695,900	1,621,931
		9,333,408
Peru — 1.29%
Intercorp Financial Services, Inc. [3]	44,559	1,476,240
Argentina — 1.22%
Pampa Energia SA - SP ADR 3,*	18,097	1,397,088
Total SOUTH AMERICA (Cost $10,073,018)		12,206,736
NORTH AMERICA — 6.48%
Mexico — 5.95%
Alsea SAB de CV	264,500	563,651
BBB Foods, Inc. - A 3,*	66,370	1,770,752
FIBRA Macquarie Mexico [1,2]	412,015	609,028
Prologis Property Mexico SA de CV	433,667	1,392,473
Vista Energy SAB de CV - ADR 3,*	53,018	2,468,518
		6,804,422
Canada — 0.53%
Alamos Gold, Inc. - A [3]	22,435	599,912
Total NORTH AMERICA (Cost $5,817,057)		7,404,334

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
MIDDLE EAST — 5.59%
Saudi Arabia — 3.51%
Catrion Catering Holding Co.	47,236	$1,552,254
Saudi Ground Services Co.	99,655	1,364,711
Saudia Dairy & Foodstuff Co.	13,769	1,102,203
		4,019,168
United Arab Emirates — 2.08%
Emirates Central Cooling Systems Corp.	2,603,336	1,148,218
Parkin Co. PJSC	904,482	1,228,194
		2,376,412
Total MIDDLE EAST (Cost $6,574,182)		6,395,580
EUROPE — 4.97%
Turkey — 4.97%
MLP Saglik Hizmetleri A/S 1,*	130,662	1,091,504
Pegasus Hava Tasimaciligi A/S *	190,090	1,289,945
TAV Havalimanlari Holding A/S *	309,305	1,973,781
Turkiye Sinai Kalkinma Bankasi A/S *	4,579,598	1,327,507
		5,682,737
Total EUROPE (Cost $6,823,382)		5,682,737
AFRICA — 4.44%
South Africa — 4.44%
Clicks Group Ltd.	72,543	1,340,196
Foschini Group Ltd.	166,182	1,126,793
Growthpoint Properties Ltd.	2,182,553	1,545,558
Truworths International Ltd.	272,083	1,067,853
		5,080,400
Total AFRICA (Cost $5,586,499)		5,080,400
Total COMMON STOCKS (Cost $97,422,366)		105,278,244
PREFERRED STOCKS — 0.52%
SOUTH AMERICA — 0.52%
Brazil — 0.52%
Bradespar SA, 5.14% [4]	188,900	595,852
Total SOUTH AMERICA (Cost $575,948)		595,852
Total PREFERRED STOCKS (Cost $575,948)		595,852
	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 5.27%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.23% [5] (Cost $6,030,325)	6,030,325	$6,030,325

TOTAL INVESTMENTS (Cost $104,028,639)	97.84%	$111,904,421
Other Assets In Excess of Liabilities	2.16%	2,471,950
Net Assets	100.00%	$114,376,371

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
SP ADR	Sponsored American Depositary Receipt

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $6,131,901, which represents 5% of Net Assets.
[2]	Restricted securities - The Fund may own investment securities that have other legal or contractual limitations. At March 31, 2025, the value of restricted securities amounted to $6,948,479 or 6% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Akeso, Inc.	10/25/23-2/20/25	3,490,427
FIBRA Macquarie Mexico	10/26/22-10/28/22	2,677,878
Home First Finance Co. India Ltd.	9/6/24-2/4/25	7,254,597
Kaspi.KZ JSC	4/27/23-5/2/23	3,691,650
Syngene International Ltd.	12/12/24-1/22/25	2,576,772
XtalPi Holdings Ltd.	3/12/25	579,558

[3]	Foreign security denominated and/or traded in U.S. dollars.
[4]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
[5]	7 day current yield as of March 31, 2025 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Driehaus Global Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 95.65%
NORTH AMERICA — 54.93%
United States — 53.56%
Alphabet, Inc. - A	7,189	$1,111,707
Amazon.com, Inc. *	8,032	1,528,168
Apple, Inc.	6,033	1,340,110
Axon Enterprise, Inc. *	1,674	880,440
Bank of America Corp.	16,633	694,095
Broadcom, Inc.	4,606	771,183
Casey's General Stores, Inc.	1,348	585,086
Chevron Corp.	1,696	283,724
Cloudflare, Inc. - A *	4,795	540,349
Coinbase Global, Inc. - A *	2,046	352,383
Discover Financial Services	2,894	494,006
Eli Lilly & Co.	1,354	1,118,282
EQT Corp.	10,099	539,590
Exxon Mobil Corp.	8,206	975,940
First Citizens BancShares, Inc. - A	440	815,813
Huntington Bancshares, Inc.	21,130	317,161
Intuitive Surgical, Inc. *	1,136	562,627
JPMorgan Chase & Co.	4,511	1,106,548
MercadoLibre, Inc. *	292	569,654
Meta Platforms, Inc. - A	2,979	1,716,976
Microsoft Corp.	5,166	1,939,265
Motorola Solutions, Inc.	1,784	781,053
NIKE, Inc. - B	4,322	274,361
NVIDIA Corp.	16,760	1,816,449
Philip Morris International, Inc.	5,642	895,555
Planet Fitness, Inc. - A *	4,642	448,464
Quanta Services, Inc.	2,702	686,794
Roper Technologies, Inc.	594	350,210
ServiceNow, Inc. *	441	351,098
Southern Copper Corp.	8,555	799,550
Spotify Technology SA *	1,256	690,838
Stryker Corp.	1,541	573,637
The Boeing Co. *	3,570	608,863
The Coca-Cola Co.	8,746	626,388
The Home Depot, Inc.	1,484	543,871
The Southern Co.	8,467	778,541
Truist Financial Corp.	17,577	723,294
US Foods Holding Corp. *	3,825	250,384
Vertex Pharmaceuticals, Inc. *	897	434,883
Walmart, Inc.	9,629	845,330
		30,722,670
Canada — 1.03%
Agnico Eagle Mines Ltd.	3,100	335,861
Suncor Energy, Inc.	6,500	251,680
		587,541
Mexico — 0.34%
Vista Energy SAB de CV - ADR 1,*	4,190	195,086
Total NORTH AMERICA (Cost $25,055,660)		31,505,297
	Shares, Principal Amount, or Number of Contracts	Value
EUROPE — 28.17%
United Kingdom — 9.97%
AstraZeneca PLC - SP ADR [1]	9,515	$699,353
Barclays PLC	135,532	509,605
London Stock Exchange Group PLC	3,037	451,077
RELX PLC	12,650	635,418
Rolls-Royce Holdings PLC *	114,726	1,115,064
Shell PLC	41,015	1,500,928
Standard Chartered PLC	31,747	471,106
Unilever PLC	5,598	334,016
		5,716,567
Germany — 4.99%
BASF SE	10,334	518,032
Deutsche Telekom AG	9,900	365,508
Infineon Technologies AG	11,148	371,617
MTU Aero Engines AG	1,416	492,021
Siemens Energy AG *	11,962	709,132
Vonovia SE	15,207	409,225
		2,865,535
Switzerland — 4.16%
Alcon AG	7,276	690,383
Geberit AG	348	218,018
Lonza Group AG	1,076	664,720
Novartis AG	4,288	476,267
On Holding AG - A 1,*	7,704	338,360
		2,387,748
France — 3.35%
Danone SA	13,304	1,017,560
Sanofi SA	2,654	293,856
Sartorius Stedim Biotech	1,321	261,713
Veolia Environnement SA	10,076	346,532
		1,919,661
Italy — 1.92%
Leonardo SpA	13,174	641,559
UniCredit SpA	8,177	458,992
		1,100,551
Spain — 1.68%
Indra Sistemas SA	23,676	686,329
Industria de Diseno Textil SA	5,575	277,590
		963,919
Ireland — 1.51%
Linde PLC [1]	1,859	865,625
Netherlands — 0.59%
Adyen NV 2,3,*	220	337,215
Total EUROPE (Cost $13,320,146)		16,156,821
FAR EAST — 10.39%
Japan — 4.98%
Hitachi Ltd.	18,200	427,325
Mitsubishi UFJ Financial Group, Inc.	42,300	576,711
Nintendo Co. Ltd.	4,700	319,495

Driehaus Global Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Nippon Sanso Holdings Corp.	11,400	$345,814
Pan Pacific International Holdings Corp.	25,100	689,456
Sony Group Corp.	19,800	501,000
		2,859,801
China — 2.58%
Tencent Holdings Ltd.	23,153	1,479,383
India — 1.13%
ICICI Bank Ltd. - SP ADR [1]	20,491	645,876
Taiwan — 0.89%
Taiwan Semiconductor Manufacturing Co. Ltd.	18,168	511,665
Australia — 0.81%
BHP Group Ltd.	19,362	465,498
Total FAR EAST (Cost $4,660,205)		5,962,223
MIDDLE EAST — 1.34%
Israel — 1.34%
CyberArk Software Ltd. 1,*	1,588	536,744
Teva Pharmaceutical Industries Ltd. - SP ADR 1,*	15,158	232,978
		769,722
Total MIDDLE EAST (Cost $727,221)		769,722
SOUTH AMERICA — 0.82%
Peru — 0.82%
Credicorp Ltd. [1]	2,511	467,448
Total SOUTH AMERICA (Cost $475,410)		467,448
Total COMMON STOCKS (Cost $44,238,642)		54,861,511
SHORT TERM INVESTMENTS — 5.46%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.23% [4] (Cost $3,130,633)	3,130,633	3,130,633

TOTAL INVESTMENTS (Cost $47,369,275)	101.11%	$57,992,144
Liabilities in Excess of Other Assets	(1.11)%	(634,476)
Net Assets	100.00%	$57,357,668

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $337,215, which represents 1% of Net Assets.
[3]	Restricted securities - The Fund may own investment securities that have other legal or contractual limitations. At March 31, 2025, the value of restricted securities amounted to $337,215 or 1% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Adyen NV	8/13/24-8/15/24	283,140

[4]	7 day current yield as of March 31, 2025 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Driehaus International Small Cap Growth Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 94.21%
EUROPE — 51.23%
United Kingdom — 12.87%
Babcock International Group PLC	418,674	$3,939,979
ConvaTec Group PLC [1,2]	1,539,556	5,142,974
Cranswick PLC	50,131	3,176,317
Games Workshop Group PLC	7,335	1,332,782
Intermediate Capital Group PLC	159,767	4,069,151
Land Securities Group PLC	233,595	1,664,936
Marks & Spencer Group PLC	545,415	2,518,101
Paratus Energy Services Ltd. *	244,922	893,021
Renishaw PLC	41,423	1,364,458
SigmaRoc PLC *	2,279,964	2,666,756
Smiths Group PLC	214,008	5,370,101
Trustpilot Group PLC 1,2,*	295,612	847,600
		32,986,176
Germany — 10.72%
AlzChem Group AG	13,319	1,352,550
Auto1 Group SE 1,*	241,667	5,375,999
Bilfinger SE	45,555	3,283,922
Carl Zeiss Meditec AG (Bearer)	24,521	1,620,867
CTS Eventim AG & Co. KGaA	12,253	1,229,249
flatexDEGIRO AG	61,519	1,422,065
Fraport AG Frankfurt Airport Services Worldwide *	35,638	2,236,460
Friedrich Vorwerk Group SE	28,857	1,507,749
LEG Immobilien SE	40,051	2,831,031
Nordex SE *	145,888	2,252,880
Scout24 SE [1,2]	41,636	4,360,226
		27,472,998
Switzerland — 5.51%
Aryzta AG *	635,762	1,415,779
Belimo Holding AG	2,962	1,826,116
dormakaba Holding AG	5,279	3,940,752
Flughafen Zurich AG	6,403	1,518,980
Siegfried Holding AG *	1,673	1,719,071
Sulzer AG	11,919	2,032,955
Tecan Group AG	8,824	1,679,020
		14,132,673
Spain — 4.94%
Fluidra SA	143,562	3,379,940
Indra Sistemas SA	220,970	6,405,562
Tecnicas Reunidas SA *	166,317	2,880,501
		12,666,003
Italy — 4.56%
Banco BPM SpA	94,536	962,002
Buzzi SpA	68,434	3,293,002
Leonardo SpA	54,458	2,652,042
Lottomatica Group Spa [2]	105,145	2,122,532
Saipem SpA *	1,146,845	2,660,850
		11,690,428
	Shares, Principal Amount, or Number of Contracts	Value
France — 2.41%
Alstom SA *	102,882	$2,278,908
Coface SA	85,386	1,637,587
Sopra Steria Group	12,167	2,261,536
		6,178,031
Ireland — 2.01%
Cairn Homes PLC	918,060	1,896,054
Greencore Group PLC	1,476,492	3,247,170
		5,143,224
Denmark — 2.00%
ALK-Abello A/S *	48,728	983,279
Ambu A/S - B	121,361	2,085,159
Netcompany Group A/S 1,2,*	55,175	2,065,919
		5,134,357
Austria — 1.82%
DO & CO AG *	19,088	3,364,296
Wienerberger AG	39,032	1,301,135
		4,665,431
Finland — 1.22%
Metso OYJ	300,635	3,117,053
Netherlands — 1.07%
Corbion NV	50,316	1,064,264
Merus NV 3,*	40,200	1,692,018
		2,756,282
Belgium — 1.03%
Shurgard Self Storage Ltd.	26,058	942,725
Solvay SA	47,846	1,701,966
		2,644,691
Sweden — 0.55%
Hemnet Group AB	42,682	1,415,625
Norway — 0.52%
Opera Ltd. - ADR [3]	84,478	1,346,579
Total EUROPE (Cost $117,996,337)		131,349,551
FAR EAST — 33.71%
Japan — 18.61%
ABC-Mart, Inc.	74,500	1,389,971
Asics Corp.	139,600	2,960,577
Azbil Corp.	553,400	4,299,027
Daifuku Co. Ltd.	148,800	3,657,729
Fujitec Co. Ltd.	92,050	3,656,095
Fukuoka Financial Group, Inc.	91,500	2,434,946
Hoshizaki Corp.	123,900	4,795,999
Modec, Inc.	133,600	3,708,777
Musashi Seimitsu Industry Co. Ltd.	44,600	746,983
Nichias Corp.	59,930	1,859,503
NOF Corp.	162,000	2,201,619
OBIC Business Consultants Co. Ltd.	55,000	2,683,673
Rakuten Bank Ltd. *	42,247	1,837,086
Resonac Holdings Corp.	102,900	2,056,697
Ryohin Keikaku Co. Ltd.	219,900	6,007,337

Driehaus International Small Cap Growth Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Skylark Holdings Co. Ltd. *	55,500	$1,112,082
Yokogawa Electric Corp.	118,100	2,304,840
		47,712,941
India — 4.23%
APL Apollo Tubes Ltd.	77,482	1,380,390
Bharti Hexacom Ltd.	91,268	1,554,917
ICICI Lombard General Insurance Co. Ltd. [1,2]	70,304	1,471,698
Max Healthcare Institute Ltd.	184,978	2,366,001
The Indian Hotels Co. Ltd.	266,016	2,437,613
United Breweries Ltd.	70,135	1,636,676
		10,847,295
South Korea — 3.61%
Cosmax, Inc.	16,834	1,888,607
HD Hyundai Marine Solution Co. Ltd.	16,908	1,554,958
Hyosung Heavy Industries Corp.	2,335	696,552
Hyundai Elevator Co. Ltd.	34,909	1,286,691
KT Corp.	85,637	2,884,305
LEENO Industrial, Inc.	7,306	950,653
		9,261,766
Australia — 3.20%
AUB Group Ltd.	134,884	2,614,793
Catapult Group International Ltd. *	523,738	1,145,577
Nuix Ltd. *	212,342	411,707
Superloop Ltd. *	1,529,099	2,025,479
Worley Ltd.	220,115	2,002,495
		8,200,051
China — 1.96%
China National Building Material Co. Ltd. - H	3,212,000	1,657,662
Sunny Optical Technology Group Co. Ltd.	288,700	2,665,116
Uni-President China Holdings Ltd.	619,000	712,510
		5,035,288
Taiwan — 1.81%
King Slide Works Co. Ltd.	22,000	1,120,759
Lotes Co. Ltd.	40,000	1,692,462
Wiwynn Corp.	36,000	1,823,026
		4,636,247
Indonesia — 0.29%
Sumber Alfaria Trijaya Tbk PT	5,943,800	735,702
Total FAR EAST (Cost $76,209,082)		86,429,290
NORTH AMERICA — 6.34%
Canada — 5.62%
Aritzia, Inc. *	65,900	2,316,266
Boardwalk REIT	56,974	2,656,583
CAE, Inc. *	48,900	1,202,239
Capstone Copper Corp. *	350,600	1,805,320
	Shares, Principal Amount, or Number of Contracts	Value
Element Fleet Management Corp.	102,600	$2,039,808
Gildan Activewear, Inc.	24,800	1,096,401
Kinaxis, Inc. *	17,311	1,908,595
Kraken Robotics, Inc. *	423,400	714,959
Xenon Pharmaceuticals, Inc. 3,*	19,546	655,768
		14,395,939
Mexico — 0.72%
GCC SAB de CV [2]	201,886	1,851,300
Total NORTH AMERICA (Cost $15,171,446)		16,247,239
MIDDLE EAST — 1.15%
Israel — 1.15%
Cellebrite DI Ltd. 3,*	118,024	2,293,207
Cognyte Software Ltd. 3,*	84,495	659,061
		2,952,268
Total MIDDLE EAST (Cost $3,462,016)		2,952,268
SOUTH AMERICA — 1.14%
Brazil — 1.14%
Direcional Engenharia SA	535,412	2,935,808
Total SOUTH AMERICA (Cost $2,354,154)		2,935,808
AFRICA — 0.64%
South Africa — 0.64%
Growthpoint Properties Ltd.	2,305,109	1,632,345
Total AFRICA (Cost $1,603,568)		1,632,345
Total COMMON STOCKS (Cost $216,796,603)		241,546,501
PREFERRED STOCKS — 0.89%
EUROPE — 0.89%
Germany — 0.89%
FUCHS SE, 2.65% [4]	47,388	2,283,235
Total EUROPE (Cost $1,709,563)		2,283,235
Total PREFERRED STOCKS (Cost $1,709,563)		2,283,235

Driehaus International Small Cap Growth Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 5.01%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.23% [5] (Cost $12,836,752)	12,836,752	$12,836,752

TOTAL INVESTMENTS (Cost $231,342,918)	100.11%	$256,666,488
Liabilities in Excess of Other Assets	(0.11)%	(279,183)
Net Assets	100.00%	$256,387,305

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $19,264,416, which represents 8% of Net Assets.
[2]	Restricted securities - The Fund may own investment securities that have other legal or contractual limitations. At March 31, 2025, the value of restricted securities amounted to $17,862,249 or 7% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
ConvaTec Group PLC	11/13/24-3/21/25	4,934,659
GCC SAB de CV	7/13/18-3/21/25	1,456,539
ICICI Lombard General Insurance Co. Ltd.	2/27/24-3/21/25	1,447,437
Lottomatica Group Spa	3/4/25-3/21/25	1,912,964
Netcompany Group A/S	11/13/24-3/21/25	2,677,121
Scout24 SE	5/12/23-3/21/25	2,915,982
Trustpilot Group PLC	2/6/25-3/21/25	1,301,058

[3]	Foreign security denominated and/or traded in U.S. dollars.
[4]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
[5]	7 day current yield as of March 31, 2025 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Driehaus International Developed Equity Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 94.10%
EUROPE — 71.13%
Germany — 22.37%
adidas AG	205	$48,351
BASF SE	951	47,672
Carl Zeiss Meditec AG (Bearer)	471	31,134
Deutsche Telekom AG	2,548	94,072
Evonik Industries AG	1,001	21,701
Infineon Technologies AG	336	11,200
MTU Aero Engines AG	120	41,697
SAP SE	341	91,371
Siemens Energy AG *	1,435	85,070
Vonovia SE	808	21,744
		494,012
United Kingdom — 17.84%
AstraZeneca PLC	244	35,830
Barclays PLC	16,064	60,401
Compass Group PLC	509	16,836
Halma PLC	1,242	41,671
London Stock Exchange Group PLC	400	59,411
RELX PLC	700	35,162
Rolls-Royce Holdings PLC *	5,505	53,505
Smiths Group PLC	2,834	71,114
Unilever PLC	338	20,167
		394,097
France — 7.68%
Alstom SA *	1,047	23,192
AXA SA	976	41,700
Danone SA	840	64,248
Sartorius Stedim Biotech	205	40,614
		169,754
Switzerland — 7.00%
Alcon AG	413	39,187
Cie Financiere Richemont SA - A	290	50,624
Lonza Group AG	105	64,866
		154,677
Italy — 4.52%
Leonardo SpA	1,158	56,393
Saipem SpA *	8,142	18,891
UniCredit SpA	438	24,586
		99,870
Ireland — 4.50%
CRH PLC	802	70,289
Kerry Group PLC - A	277	29,006
		99,295
Spain — 3.88%
Banco Bilbao Vizcaya Argentaria SA	1,778	24,266
Cellnex Telecom SA 1,2,*	565	20,085
Indra Sistemas SA	1,429	41,424
		85,775
	Shares, Principal Amount, or Number of Contracts	Value
Netherlands — 1.92%
ASML Holding NV	64	$42,354
Denmark — 1.42%
Novo Nordisk A/S - B	458	31,317
Total EUROPE (Cost $1,464,513)		1,571,151
FAR EAST — 17.73%
Japan — 17.73%
Daifuku Co. Ltd.	1,400	34,414
Hitachi Ltd.	1,200	28,175
Mitsubishi Heavy Industries Ltd.	2,100	36,065
Mitsubishi UFJ Financial Group, Inc.	4,000	54,535
Nintendo Co. Ltd.	700	47,584
Nippon Sanso Holdings Corp.	1,400	42,469
Pan Pacific International Holdings Corp.	2,200	60,430
Renesas Electronics Corp.	1,700	22,802
Resonac Holdings Corp.	800	15,990
Sony Group Corp.	1,400	35,424
Tokyo Electron Ltd.	100	13,713
		391,601
Total FAR EAST (Cost $369,348)		391,601
NORTH AMERICA — 5.24%
Canada — 5.24%
Canadian Natural Resources Ltd.	700	21,539
Dollarama, Inc.	500	53,466
Thomson Reuters Corp.	236	40,725
		115,730
Total NORTH AMERICA (Cost $112,756)		115,730
Total COMMON STOCKS (Cost $1,946,617)		2,078,482
SHORT TERM INVESTMENTS — 6.49%
Northern Institutional Treasury Portfolio (Premier Class), 4.18% [3] (Cost $143,397)	143,397	143,397

TOTAL INVESTMENTS (Cost $2,090,014)	100.59%	$2,221,879
Liabilities in Excess of Other Assets	(0.59)%	(13,082)
Net Assets	100.00%	$2,208,797

PLC	Public Limited Company

Driehaus International Developed Equity Fund
Schedule of Investments
March 31, 2025 (unaudited)

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $20,085, which represents 1% of Net Assets.
[2]	Restricted securities - The Fund may own investment securities that have other legal or contractual limitations. At March 31, 2025, the value of restricted securities amounted to $20,085 or 1% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Cellnex Telecom SA	10/10/24-3/6/25	21,545

[3]	7 day current yield as of March 31, 2025 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Driehaus Micro Cap Growth Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 97.64%
HEALTH CARE — 30.35%
Biotechnology — 17.74%
ADMA Biologics, Inc. *	193,719	$3,843,385
Apogee Therapeutics, Inc. *	68,433	2,556,657
Arcutis Biotherapeutics, Inc. *	176,671	2,763,134
Astria Therapeutics, Inc. *	230,826	1,232,611
CareDx, Inc. *	56,393	1,000,976
Centessa Pharmaceuticals PLC - ADR 1,*	149,552	2,150,558
Crinetics Pharmaceuticals, Inc. *	191,056	6,408,018
Immunome, Inc. *	62,654	421,661
Kiniksa Pharmaceuticals International PLC 1,*	98,811	2,194,592
Korro Bio, Inc. *	13,195	229,725
Merus NV 1,*	43,105	1,814,290
Nurix Therapeutics, Inc. *	115,710	1,374,635
Nuvalent, Inc. - A *	31,299	2,219,725
Organogenesis Holdings, Inc. *	290,313	1,254,152
Praxis Precision Medicines, Inc. *	43,367	1,642,308
Protagonist Therapeutics, Inc. *	38,013	1,838,309
Rhythm Pharmaceuticals, Inc. *	96,799	5,127,443
Scholar Rock Holding Corp. *	83,101	2,671,697
Sionna Therapeutics, Inc. *	38,378	401,434
Spyre Therapeutics, Inc. *	84,298	1,360,148
Travere Therapeutics, Inc. *	140,422	2,516,362
Veracyte, Inc. *	71,288	2,113,689
Viridian Therapeutics, Inc. *	138,460	1,866,441
Xenon Pharmaceuticals, Inc. 1,*	124,819	4,187,678
		53,189,628
Health Care Equipment & Supplies — 5.46%
Alphatec Holdings, Inc. *	165,806	1,681,273
Axogen, Inc. *	189,491	3,505,583
Beta Bionics, Inc. *	79,277	970,350
Bioventus, Inc. - A *	233,701	2,138,364
Ceribell, Inc. *	45,117	866,698
LeMaitre Vascular, Inc.	24,903	2,089,362
NeuroPace, Inc. *	61,563	756,609
PROCEPT BioRobotics Corp. *	20,887	1,216,877
Semler Scientific, Inc. *	30,194	1,093,023
TransMedics Group, Inc. *	25,547	1,718,802
Treace Medical Concepts, Inc. *	39,076	327,848
		16,364,789
Pharmaceuticals — 5.09%
Edgewise Therapeutics, Inc. *	85,049	1,871,078
Ligand Pharmaceuticals, Inc. *	26,213	2,756,035
MBX Biosciences, Inc. *	110,703	816,988
Mind Medicine MindMed, Inc. 1,*	275,900	1,614,015
	Shares, Principal Amount, or Number of Contracts	Value
Septerna, Inc. *	70,824	$410,071
Structure Therapeutics, Inc. - ADR 1,*	61,081	1,057,312
Tarsus Pharmaceuticals, Inc. *	69,960	3,593,845
Terns Pharmaceuticals, Inc. *	104,523	288,484
WaVe Life Sciences Ltd. 1,*	256,083	2,069,151
Xeris Biopharma Holdings, Inc. *	142,462	782,116
		15,259,095
Health Care Providers & Services — 1.54%
GeneDx Holdings Corp. *	52,327	4,634,341
Life Sciences Tools & Services — 0.52%
Adaptive Biotechnologies Corp. *	211,185	1,569,104
Total HEALTH CARE (Cost $81,356,015)		91,016,957
INDUSTRIALS — 19.37%
Machinery — 4.73%
Atmus Filtration Technologies, Inc.	64,325	2,362,657
Enerpac Tool Group Corp.	27,376	1,228,087
Federal Signal Corp.	14,484	1,065,298
Kornit Digital Ltd. 1,*	76,345	1,456,663
Mueller Water Products, Inc. - A	124,401	3,162,274
REV Group, Inc.	124,982	3,949,431
The Greenbrier Cos., Inc.	18,833	964,626
		14,189,036
Commercial Services & Supplies — 3.89%
ACV Auctions, Inc. - A *	130,682	1,841,309
BrightView Holdings, Inc. *	285,703	3,668,427
CECO Environmental Corp. *	94,016	2,143,565
VSE Corp.	33,501	4,019,785
		11,673,086
Professional Services — 2.43%
Huron Consulting Group, Inc. *	15,582	2,235,238
Innodata, Inc. *	91,834	3,296,840
Legalzoom.com, Inc. *	203,231	1,749,819
		7,281,897
Construction & Engineering — 1.96%
Construction Partners, Inc. - A *	53,652	3,855,969
Limbach Holdings, Inc. *	10,780	802,787
Primoris Services Corp.	20,995	1,205,323
		5,864,079
Aerospace & Defense — 1.93%
Byrna Technologies, Inc. *	72,739	1,224,925
Karman Holdings, Inc. *	47,638	1,592,062

Driehaus Micro Cap Growth Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Kratos Defense & Security Solutions, Inc. *	99,682	$2,959,558
		5,776,545
Electrical Equipment — 1.80%
American Superconductor Corp. *	135,790	2,463,230
Enovix Corp. *	103,464	759,426
Eos Energy Enterprises, Inc. *	575,570	2,175,655
		5,398,311
Trading Companies & Distributors — 1.41%
FTAI Aviation Ltd.	12,636	1,402,975
Titan Machinery, Inc. *	47,150	803,436
Xometry, Inc. - A *	80,835	2,014,408
		4,220,819
Passenger Airlines — 0.64%
Sun Country Airlines Holdings, Inc. *	156,483	1,927,871
Building Products — 0.58%
AZZ, Inc.	20,866	1,744,606
Total INDUSTRIALS (Cost $55,885,503)		58,076,250
FINANCIALS — 12.86%
Insurance — 6.99%
Bowhead Specialty Holdings, Inc. *	50,202	2,040,711
HCI Group, Inc.	39,075	5,831,162
Palomar Holdings, Inc. *	33,062	4,532,139
Root, Inc. - A *	24,747	3,302,240
Skyward Specialty Insurance Group, Inc. *	63,681	3,369,999
TWFG, Inc. *	61,343	1,896,112
		20,972,363
Banks — 2.03%
Coastal Financial Corp. *	35,095	3,172,939
Pathward Financial, Inc.	39,975	2,916,176
		6,089,115
Financial Services — 1.54%
Payoneer Global, Inc. *	377,955	2,762,851
Sezzle, Inc. *	52,908	1,845,960
		4,608,811
Consumer Finance — 1.39%
Dave, Inc. *	16,928	1,399,269
LendingClub Corp. *	266,756	2,752,922
		4,152,191
Capital Markets — 0.91%
P10, Inc. - A	169,539	1,992,083
	Shares, Principal Amount, or Number of Contracts	Value
Perella Weinberg Partners	40,112	$738,061
		2,730,144
Total FINANCIALS (Cost $31,438,040)		38,552,624
CONSUMER DISCRETIONARY — 10.51%
Diversified Consumer Services — 4.42%
Mister Car Wash, Inc. *	254,446	2,007,579
OneSpaWorld Holdings Ltd. [1]	199,204	3,344,635
Stride, Inc. *	36,186	4,577,529
Universal Technical Institute, Inc. *	129,904	3,335,935
		13,265,678
Hotels, Restaurants & Leisure — 3.62%
Genius Sports Ltd. 1,*	465,348	4,658,133
Kura Sushi USA, Inc. - A *	18,373	940,698
Lindblad Expeditions Holdings, Inc. *	102,912	953,994
Rush Street Interactive, Inc. *	402,461	4,314,382
		10,867,207
Specialty Retail — 1.40%
Revolve Group, Inc. *	40,357	867,272
The RealReal, Inc. *	292,821	1,578,305
Warby Parker, Inc. - A *	95,277	1,736,900
		4,182,477
Textiles, Apparel & Luxury Goods — 0.56%
Wolverine World Wide, Inc.	120,760	1,679,772
Leisure Products — 0.51%
Latham Group, Inc. *	236,556	1,521,055
Total CONSUMER DISCRETIONARY (Cost $30,154,392)		31,516,189
INFORMATION TECHNOLOGY — 8.93%
Software — 4.98%
Agilysys, Inc. *	15,051	1,091,800
Alkami Technology, Inc. *	128,254	3,366,667
AvePoint, Inc. *	181,898	2,626,607
Olo, Inc. - A *	203,253	1,227,648
Porch Group, Inc. *	518,802	3,782,067
SoundHound AI, Inc. - A *	161,458	1,311,039
Weave Communications, Inc. *	137,787	1,528,058
		14,933,886
Electronic Equipment, Instruments & Components — 2.27%
Arlo Technologies, Inc. *	226,944	2,239,937
FARO Technologies, Inc. *	118,883	3,245,506
Gauzy Ltd. 1,*	35,134	281,072
Powerfleet, Inc. NJ *	188,131	1,032,839
		6,799,354

Driehaus Micro Cap Growth Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
IT Services — 0.91%
Grid Dynamics Holdings, Inc. *	174,745	$2,734,759
Technology Hardware, Storage & Peripherals — 0.42%
Corsair Gaming, Inc. *	141,838	1,256,685
Semiconductors & Semiconductor Equipment — 0.35%
SiTime Corp. *	6,863	1,049,147
Total INFORMATION TECHNOLOGY (Cost $27,215,040)		26,773,831
ENERGY — 6.73%
Oil, Gas & Consumable Fuels — 3.98%
BKV Corp. *	53,538	1,124,298
Centrus Energy Corp. - A *	25,066	1,559,356
Golar LNG Ltd. [1]	36,129	1,372,541
Gulfport Energy Corp. *	22,587	4,159,170
Sable Offshore Corp. *	78,448	1,990,226
Uranium Energy Corp. *	358,853	1,715,317
		11,920,908
Energy Equipment & Services — 2.75%
Aris Water Solutions, Inc. - A	105,844	3,391,242
Kodiak Gas Services, Inc.	54,544	2,034,491
Solaris Energy Infrastructure, Inc.	130,194	2,833,021
		8,258,754
Total ENERGY (Cost $19,877,616)		20,179,662
CONSUMER STAPLES — 3.55%
Beverages — 1.62%
The Vita Coco Co., Inc. *	158,030	4,843,620
Consumer Staples Distribution & Retail — 0.81%
Guardian Pharmacy Services, Inc. - A *	65,133	1,384,728
Natural Grocers by Vitamin Cottage, Inc.	26,256	1,055,491
		2,440,219
Food Products — 0.76%
Vital Farms, Inc. *	74,503	2,270,106
Personal Care Products — 0.36%
Lifevantage Corp.	74,312	1,083,469
Total CONSUMER STAPLES (Cost $10,543,209)		10,637,414
COMMUNICATION SERVICES — 2.94%
Interactive Media & Services — 1.41%
QuinStreet, Inc. *	236,740	4,223,441
Media — 0.93%
Gambling.com Group Ltd. 1,*	121,355	1,531,500
Magnite, Inc. *	109,163	1,245,550
		2,777,050
	Shares, Principal Amount, or Number of Contracts	Value
Entertainment — 0.60%
IMAX Corp. 1,*	68,617	$1,808,058
Total COMMUNICATION SERVICES (Cost $8,874,999)		8,808,549
MATERIALS — 1.64%
Construction Materials — 1.40%
Knife River Corp. *	46,505	4,195,216
Containers & Packaging — 0.24%
Ranpak Holdings Corp. *	137,390	744,654
Total MATERIALS (Cost $3,848,239)		4,939,870
REAL ESTATE — 0.76%
Real Estate Management & Development — 0.76%
Landbridge Co. LLC - A	31,603	2,273,520
Total REAL ESTATE (Cost $1,679,148)		2,273,520
Total COMMON STOCKS (Cost $270,872,201)		292,774,866
SHORT TERM INVESTMENTS — 2.01%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.23% [2] (Cost $6,022,988)	6,022,988	6,022,988

TOTAL INVESTMENTS (Cost $276,895,189)	99.65%	$298,797,854
Other Assets In Excess of Liabilities	0.35%	1,039,262
Net Assets	100.00%	$299,837,116

ADR	American Depositary Receipt
PLC	Public Limited Company

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of March 31, 2025 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Driehaus Small Cap Growth Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 97.88%
HEALTH CARE — 26.77%
Biotechnology — 18.26%
ADMA Biologics, Inc. *	366,943	$7,280,149
Alkermes PLC 1,*	166,402	5,494,594
Apogee Therapeutics, Inc. *	214,482	8,013,048
Avidity Biosciences, Inc. *	191,277	5,646,497
Blueprint Medicines Corp. *	50,975	4,511,797
Bridgebio Pharma, Inc. *	265,995	9,195,447
Crinetics Pharmaceuticals, Inc. *	506,429	16,985,629
Insmed, Inc. *	48,246	3,680,687
Kymera Therapeutics, Inc. *	136,187	3,727,438
Merus NV 1,*	149,120	6,276,461
Natera, Inc. *	113,775	16,088,923
Nuvalent, Inc. - A *	70,857	5,025,178
PTC Therapeutics, Inc. *	215,744	10,994,314
Rhythm Pharmaceuticals, Inc. *	162,950	8,631,462
Soleno Therapeutics, Inc. *	51,959	3,712,471
Spyre Therapeutics, Inc. *	197,570	3,187,792
TG Therapeutics, Inc. *	162,578	6,410,451
Travere Therapeutics, Inc. *	398,519	7,141,460
Ultragenyx Pharmaceutical, Inc. *	178,896	6,477,824
Vaxcyte, Inc. *	142,716	5,388,956
Veracyte, Inc. *	191,055	5,664,781
Xenon Pharmaceuticals, Inc. 1,*	371,862	12,475,970
		162,011,329
Health Care Equipment & Supplies — 4.25%
Glaukos Corp. *	143,978	14,170,315
Globus Medical, Inc. - A *	123,929	9,071,603
Inspire Medical Systems, Inc. *	15,055	2,397,960
Integer Holdings Corp. *	39,763	4,692,432
Merit Medical Systems, Inc. *	21,738	2,297,924
TransMedics Group, Inc. *	75,757	5,096,931
		37,727,165
Pharmaceuticals — 2.68%
Axsome Therapeutics, Inc. *	44,942	5,241,585
Corcept Therapeutics, Inc. *	32,992	3,768,346
Edgewise Therapeutics, Inc. *	153,767	3,382,874
Septerna, Inc. *	185,391	1,073,414
Structure Therapeutics, Inc. - ADR 1,*	115,318	1,996,155
Tarsus Pharmaceuticals, Inc. *	59,960	3,080,145
WaVe Life Sciences Ltd. 1,*	646,898	5,226,936
		23,769,455
Health Care Providers & Services — 1.58%
GeneDx Holdings Corp. *	27,548	2,439,788
	Shares, Principal Amount, or Number of Contracts	Value
Guardant Health, Inc. *	271,323	$11,558,360
		13,998,148
Total HEALTH CARE (Cost $242,324,919)		237,506,097
INDUSTRIALS — 20.99%
Machinery — 7.96%
Allison Transmission Holdings, Inc.	30,649	2,932,190
Chart Industries, Inc. *	52,163	7,530,251
Crane Co.	71,933	11,018,697
Esab Corp.	65,603	7,642,750
ESCO Technologies, Inc.	44,562	7,090,705
Federal Signal Corp.	71,337	5,246,836
Flowserve Corp.	241,510	11,795,348
Gates Industrial Corp. PLC 1,*	318,493	5,863,456
JBT Marel Corp.	94,098	11,498,776
		70,619,009
Aerospace & Defense — 6.59%
Axon Enterprise, Inc. *	25,153	13,229,220
Curtiss-Wright Corp.	40,728	12,921,773
Embraer SA - SP ADR 1,*	225,564	10,421,057
Karman Holdings, Inc. *	137,147	4,583,453
Kratos Defense & Security Solutions, Inc. *	253,446	7,524,812
Leonardo DRS, Inc.	138,799	4,563,711
Loar Holdings, Inc. *	73,585	5,198,780
		58,442,806
Trading Companies & Distributors — 2.34%
Applied Industrial Technologies, Inc.	29,924	6,743,074
FTAI Aviation Ltd.	126,473	14,042,297
		20,785,371
Electrical Equipment — 1.55%
Bloom Energy Corp. - A *	224,896	4,421,455
Enovix Corp. *	351,006	2,576,384
NEXTracker, Inc. - A *	160,499	6,763,428
		13,761,267
Professional Services — 1.11%
ExlService Holdings, Inc. *	208,412	9,839,131
Commercial Services & Supplies — 0.64%
ACV Auctions, Inc. - A *	402,121	5,665,885
Construction & Engineering — 0.51%
Construction Partners, Inc. - A *	62,484	4,490,725
Ground Transportation — 0.29%
RXO, Inc. *	136,441	2,606,023
Total INDUSTRIALS (Cost $167,008,636)		186,210,217

Driehaus Small Cap Growth Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
INFORMATION TECHNOLOGY — 12.45%
Software — 10.66%
Alkami Technology, Inc. *	217,099	$5,698,849
Clearwater Analytics Holdings, Inc. - A *	394,306	10,567,401
CommVault Systems, Inc. *	82,180	12,964,717
Confluent, Inc. - A *	226,622	5,312,020
CyberArk Software Ltd. 1,*	59,941	20,260,058
Elastic NV 1,*	120,124	10,703,048
Freshworks, Inc. - A *	509,176	7,184,473
Gitlab, Inc. - A *	116,634	5,481,798
Monday.com Ltd. 1,*	32,152	7,818,080
Nutanix, Inc. - A *	123,372	8,612,599
		94,603,043
IT Services — 0.66%
Wix.com Ltd. 1,*	35,846	5,856,519
Electronic Equipment, Instruments & Components — 0.64%
Coherent Corp. *	86,970	5,647,832
Semiconductors & Semiconductor Equipment — 0.49%
Astera Labs, Inc. *	28,280	1,687,468
SiTime Corp. *	17,468	2,670,333
		4,357,801
Total INFORMATION TECHNOLOGY (Cost $112,267,950)		110,465,195
CONSUMER DISCRETIONARY — 10.81%
Hotels, Restaurants & Leisure — 6.41%
Cava Group, Inc. *	39,689	3,429,527
Dutch Bros, Inc. - A *	192,261	11,870,194
Life Time Group Holdings, Inc. *	451,073	13,622,405
Planet Fitness, Inc. - A *	60,740	5,868,091
Shake Shack, Inc. - A *	30,017	2,646,599
Sportradar Group AG - A 1,*	383,186	8,284,481
Sweetgreen, Inc. - A *	113,200	2,832,264
The Cheesecake Factory, Inc.	171,359	8,338,329
		56,891,890
Specialty Retail — 1.69%
Boot Barn Holdings, Inc. *	41,248	4,431,272
Carvana Co. *	37,461	7,832,346
Lithia Motors, Inc.	9,333	2,739,609
		15,003,227
Diversified Consumer Services — 1.54%
Grand Canyon Education, Inc. *	19,157	3,314,544
Stride, Inc. *	81,828	10,351,242
		13,665,786
Household Durables — 0.87%
Champion Homes, Inc. *	81,308	7,704,746
	Shares, Principal Amount, or Number of Contracts	Value
Automobile Components — 0.30%
Modine Manufacturing Co. *	34,472	$2,645,726
Total CONSUMER DISCRETIONARY (Cost $77,122,478)		95,911,375
FINANCIALS — 9.21%
Insurance — 4.50%
Goosehead Insurance, Inc. - A	39,113	4,617,681
HCI Group, Inc.	55,059	8,216,455
Kemper Corp.	119,437	7,984,363
Palomar Holdings, Inc. *	74,439	10,204,098
Skyward Specialty Insurance Group, Inc. *	168,834	8,934,695
		39,957,292
Consumer Finance — 1.63%
LendingClub Corp. *	471,585	4,866,757
Upstart Holdings, Inc. *	207,743	9,562,410
		14,429,167
Financial Services — 1.59%
Paymentus Holdings, Inc. - A *	277,449	7,241,419
Remitly Global, Inc. *	330,280	6,869,824
		14,111,243
Banks — 1.08%
The Bancorp, Inc. *	84,315	4,455,205
Western Alliance Bancorp	66,735	5,127,250
		9,582,455
Capital Markets — 0.41%
Evercore, Inc. - A	18,062	3,607,343
Total FINANCIALS (Cost $76,600,288)		81,687,500
MATERIALS — 5.37%
Metals & Mining — 3.68%
Carpenter Technology Corp.	76,054	13,779,464
MP Materials Corp. *	294,861	7,197,557
Pan American Silver Corp. [1]	451,481	11,661,754
		32,638,775
Construction Materials — 1.69%
Knife River Corp. *	165,864	14,962,591
Total MATERIALS (Cost $40,779,382)		47,601,366
ENERGY — 5.04%
Oil, Gas & Consumable Fuels — 2.54%
Cameco Corp. [1]	158,142	6,509,125
Gulfport Energy Corp. *	59,013	10,866,654
Uranium Energy Corp. *	1,080,929	5,166,840
		22,542,619

Driehaus Small Cap Growth Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Energy Equipment & Services — 2.50%
Archrock, Inc.	202,917	$5,324,542
Aris Water Solutions, Inc. - A	123,855	3,968,314
Solaris Energy Infrastructure, Inc.	256,138	5,573,563
TechnipFMC PLC [1]	231,319	7,330,499
		22,196,918
Total ENERGY (Cost $40,230,869)		44,739,537
CONSUMER STAPLES — 4.38%
Consumer Staples Distribution & Retail — 2.52%
Sprouts Farmers Market, Inc. *	146,131	22,305,436
Personal Care Products — 1.86%
BellRing Brands, Inc. *	222,093	16,537,045
Total CONSUMER STAPLES (Cost $19,685,608)		38,842,481
COMMUNICATION SERVICES — 1.65%
Interactive Media & Services — 0.72%
QuinStreet, Inc. *	357,049	6,369,754
Media — 0.47%
Magnite, Inc. *	364,029	4,153,571
Entertainment — 0.46%
Roku, Inc. *	57,806	4,071,855
Total COMMUNICATION SERVICES (Cost $16,782,706)		14,595,180
REAL ESTATE — 1.21%
Real Estate Management & Development — 1.21%
Compass, Inc. - A *	1,228,174	10,721,959
Total REAL ESTATE (Cost $7,953,172)		10,721,959
Total COMMON STOCKS (Cost $800,756,008)		868,280,907
	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 0.91%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.23% [2] (Cost $8,050,559)	8,050,559	$8,050,559

TOTAL INVESTMENTS (Cost $808,806,567)	98.79%	$876,331,466
Other Assets In Excess of Liabilities	1.21%	10,778,045
Net Assets	100.00%	$887,109,511

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of March 31, 2025 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 97.89%
HEALTH CARE — 24.09%
Biotechnology — 14.40%
Alnylam Pharmaceuticals, Inc. *	1,473	$397,739
Apogee Therapeutics, Inc. *	10,247	382,828
Argenx SE - ADR 1,*	1,289	762,914
Ascendis Pharma A/S - ADR 1,*	3,922	611,283
Avidity Biosciences, Inc. *	9,280	273,946
Bridgebio Pharma, Inc. *	6,007	207,662
Crinetics Pharmaceuticals, Inc. *	28,932	970,379
Exelixis, Inc. *	11,982	442,375
Insmed, Inc. *	2,624	200,185
Kymera Therapeutics, Inc. *	9,796	268,117
Natera, Inc. *	8,875	1,255,014
Neurocrine Biosciences, Inc. *	2,803	310,012
PTC Therapeutics, Inc. *	9,722	495,433
Spyre Therapeutics, Inc. *	10,806	174,355
Vaxcyte, Inc. *	8,070	304,723
Xenon Pharmaceuticals, Inc. 1,*	16,250	545,187
		7,602,152
Health Care Equipment & Supplies — 7.51%
Glaukos Corp. *	7,421	730,375
Globus Medical, Inc. - A *	7,393	541,168
Insulet Corp. *	3,766	988,989
Integer Holdings Corp. *	1,883	222,213
Lantheus Holdings, Inc. *	3,278	319,933
Merit Medical Systems, Inc. *	3,209	339,223
Penumbra, Inc. *	1,970	526,798
TransMedics Group, Inc. *	4,433	298,252
		3,966,951
Health Care Providers & Services — 1.20%
Guardant Health, Inc. *	14,910	635,166
Pharmaceuticals — 0.98%
Corcept Therapeutics, Inc. *	1,967	224,671
Jazz Pharmaceuticals PLC 1,*	2,338	290,262
		514,933
Total HEALTH CARE (Cost $12,847,842)		12,719,202
INDUSTRIALS — 16.67%
Aerospace & Defense — 5.81%
Axon Enterprise, Inc. *	2,242	1,179,180
BWX Technologies, Inc.	2,739	270,202
Curtiss-Wright Corp.	2,265	718,616
Howmet Aerospace, Inc.	4,953	642,553
Leonardo DRS, Inc.	7,835	257,615
		3,068,166
	Shares, Principal Amount, or Number of Contracts	Value
Machinery — 4.44%
Allison Transmission Holdings, Inc.	1,827	$174,789
Chart Industries, Inc. *	2,366	341,556
Crane Co.	3,853	590,203
Flowserve Corp.	15,495	756,776
JBT Marel Corp.	1,505	183,911
RBC Bearings, Inc. *	916	294,741
		2,341,976
Trading Companies & Distributors — 2.64%
Core & Main, Inc. - A *	12,452	601,556
FTAI Aviation Ltd.	7,149	793,754
		1,395,310
Construction & Engineering — 1.35%
Quanta Services, Inc.	2,808	713,737
Professional Services — 1.07%
ExlService Holdings, Inc. *	5,901	278,586
UL Solutions, Inc. - A	5,091	287,133
		565,719
Electrical Equipment — 0.70%
Acuity, Inc.	1,404	369,743
Building Products — 0.40%
AAON, Inc.	2,702	211,107
Ground Transportation — 0.26%
Saia, Inc. *	391	136,627
Total INDUSTRIALS (Cost $7,300,981)		8,802,385
INFORMATION TECHNOLOGY — 16.02%
Software — 12.42%
Clearwater Analytics Holdings, Inc. - A *	22,308	597,854
CommVault Systems, Inc. *	3,568	562,888
Confluent, Inc. - A *	16,125	377,970
CyberArk Software Ltd. 1,*	3,766	1,272,908
Docusign, Inc. *	7,549	614,489
Elastic NV 1,*	7,955	708,790
Fair Isaac Corp. *	221	407,559
Gitlab, Inc. - A *	7,614	357,858
Guidewire Software, Inc. *	2,997	561,518
Monday.com Ltd. 1,*	1,929	469,056
Nutanix, Inc. - A *	8,990	627,592
		6,558,482
IT Services — 1.73%
Twilio, Inc. - A *	6,380	624,666
Wix.com Ltd. 1,*	1,781	290,980
		915,646
Electronic Equipment, Instruments & Components — 1.68%
Coherent Corp. *	3,996	259,500

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Teledyne Technologies, Inc. *	1,261	$627,612
		887,112
Semiconductors & Semiconductor Equipment — 0.19%
Astera Labs, Inc. *	1,631	97,322
Total INFORMATION TECHNOLOGY (Cost $8,008,756)		8,458,562
CONSUMER DISCRETIONARY — 13.47%
Hotels, Restaurants & Leisure — 6.95%
Cava Group, Inc. *	2,661	229,937
Dutch Bros, Inc. - A *	10,620	655,679
Life Time Group Holdings, Inc. *	26,630	804,226
Norwegian Cruise Line Holdings Ltd. *	25,383	481,262
Planet Fitness, Inc. - A *	4,456	430,494
Shake Shack, Inc. - A *	1,781	157,031
Sportradar Group AG - A 1,*	12,309	266,121
Sweetgreen, Inc. - A *	6,804	170,236
The Cheesecake Factory, Inc.	4,240	206,318
Viking Holdings Ltd. *	6,730	267,517
		3,668,821
Specialty Retail — 4.69%
Bath & Body Works, Inc.	7,959	241,317
Boot Barn Holdings, Inc. *	2,196	235,916
Burlington Stores, Inc. *	1,777	423,513
Carvana Co. *	4,530	947,132
Chewy, Inc. - A *	8,102	263,396
Lithia Motors, Inc.	552	162,034
RH *	861	201,827
		2,475,135
Textiles, Apparel & Luxury Goods — 0.81%
Birkenstock Holding PLC 1,*	6,122	280,694
VF Corp.	9,676	150,171
		430,865
Household Durables — 0.73%
SharkNinja, Inc. *	4,636	386,689
Automobile Components — 0.29%
Modine Manufacturing Co. *	1,978	151,812
Total CONSUMER DISCRETIONARY (Cost $6,916,416)		7,113,322
FINANCIALS — 7.93%
Capital Markets — 3.07%
Evercore, Inc. - A	1,068	213,301
Robinhood Markets, Inc. - A *	16,508	687,063
Tradeweb Markets, Inc. - A	4,866	722,406
		1,622,770
	Shares, Principal Amount, or Number of Contracts	Value
Financial Services — 2.72%
Affirm Holdings, Inc. *	10,137	$458,091
Paymentus Holdings, Inc. - A *	14,860	387,846
Toast, Inc. - A *	17,778	589,696
		1,435,633
Insurance — 0.90%
Kemper Corp.	7,080	473,298
Banks — 0.73%
Western Alliance Bancorp	5,041	387,300
Consumer Finance — 0.51%
Upstart Holdings, Inc. *	5,819	267,849
Total FINANCIALS (Cost $3,580,867)		4,186,850
CONSUMER STAPLES — 5.40%
Consumer Staples Distribution & Retail — 3.05%
BJ's Wholesale Club Holdings, Inc. *	4,447	507,403
Sprouts Farmers Market, Inc. *	7,218	1,101,755
		1,609,158
Personal Care Products — 1.47%
BellRing Brands, Inc. *	10,408	774,980
Beverages — 0.88%
Primo Brands Corp.	13,188	468,042
Total CONSUMER STAPLES (Cost $1,867,985)		2,852,180
ENERGY — 4.72%
Oil, Gas & Consumable Fuels — 3.72%
Antero Resources Corp. *	26,561	1,074,127
Cameco Corp. [1]	10,219	420,614
NexGen Energy Ltd. 1,*	58,347	261,978
Texas Pacific Land Corp.	157	208,023
		1,964,742
Energy Equipment & Services — 1.00%
TechnipFMC PLC [1]	16,724	529,984
Total ENERGY (Cost $2,175,616)		2,494,726
COMMUNICATION SERVICES — 4.22%
Entertainment — 3.36%
Roku, Inc. *	4,921	346,635
Take-Two Interactive Software, Inc. *	4,134	856,771
TKO Group Holdings, Inc.	3,738	571,204
		1,774,610
Interactive Media & Services — 0.86%
Reddit, Inc. - A *	4,304	451,490
Total COMMUNICATION SERVICES (Cost $1,945,378)		2,226,100

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
MATERIALS — 3.29%
Metals & Mining — 2.94%
Alamos Gold, Inc. - A [1]	10,970	$293,338
Carpenter Technology Corp.	4,152	752,259
Royal Gold, Inc.	3,112	508,843
		1,554,440
Chemicals — 0.35%
The Mosaic Co.	6,753	182,399
Total MATERIALS (Cost $1,678,452)		1,736,839
REAL ESTATE — 2.08%
Real Estate Management & Development — 2.08%
Compass, Inc. - A *	61,616	537,908
CoStar Group, Inc. *	3,821	302,738
Zillow Group, Inc. - A *	3,862	258,213
		1,098,859
Total REAL ESTATE (Cost $1,177,852)		1,098,859
Total COMMON STOCKS (Cost $47,500,145)		51,689,025
SHORT TERM INVESTMENTS — 6.01%
Northern Institutional Government Portfolio (Shares Class), 4.16% [2] (Cost $3,173,151)	3,173,151	3,173,151

TOTAL INVESTMENTS (Cost $50,673,296)	103.90%	$54,862,176
Liabilities In Excess of Other Assets	(3.90)%	(2,058,461)
Net Assets	100.00%	$52,803,715

ADR	American Depositary Receipt
PLC	Public Limited Company

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of March 31, 2025 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Driehaus Event Driven Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
BANK LOANS — 5.71%
Leisure Facilities & Services — 2.31%
Crown Finance US, Inc., Initial Term Loan 9.57%, (1-Month USD CME Term SOFR+525 basis points), 12/2/31 [1]	$4,428,900	$4,400,422
Leisure Products — 1.55%
Recess Holdings, Inc., Initial Term Loan 8.05%, (3-Month USD CME Term SOFR+375 basis points), 2/20/30 [1]	2,954,216	2,950,523
Technology Hardware — 0.30%
NCR Atleos Corp., New Term B Loan 8.05%, (3-Month USD CME Term SOFR+375 basis points), 4/16/29 [1]	576,739	578,181
Telecommunications — 1.55%
Crown Subsea Communications Holding, Inc., 2024 Term Loan 8.32%, (1-Month USD CME Term SOFR+400 basis points), 1/30/31 [1]	2,959,635	2,959,635
Total BANK LOANS (Cost $10,855,149)		10,888,761
CORPORATE BONDS — 19.81%
Banking — 2.36%
Huntington Capital II 5.19%, (CME Term SOFR 3M + 89 basis points), 6/15/28 [2]	2,322,000	2,218,634
Huntington Capital Trust I 5.25%, (CME Term SOFR 3M + 96 basis points), 2/1/27 [2]	2,322,000	2,270,665
		4,489,299
Electric Utilities — 7.66%
NRG Energy, Inc. 10.25%, (U.S. Treasury Yield Curve Rate CMT 5Y + 592 basis points), 3/15/28 [2,3,4,5]	4,933,580	5,431,941
Vistra Corp. 7.00%, (U.S. Treasury Yield Curve Rate CMT 5Y + 574 basis points), 12/15/26 [2,3,4,5,6]	9,050,000	9,164,012
		14,595,953
Insurance — 2.81%
Genworth Holdings, Inc. 6.59%, (CME Term SOFR 3M + 226 basis points), 10/15/36 [2]	6,571,000	5,355,718
	Shares, Principal Amount, or Number of Contracts	Value
Leisure Facilities & Services — 0.90%
Six Flags Entertainment Corp. 7.00%, 7/1/25 [3,5]	$1,720,000	$1,721,981
Real Estate Investment Trusts — 3.39%
Service Properties Trust 8.63%, 11/15/31 [3,5]	6,114,000	6,449,745
Software — 2.21%
Porch Group, Inc. 0.75%, 9/15/26 [3,5]	4,761,000	4,207,772
Technology Hardware — 0.48%
NCR Atleos Corp. 9.50%, 4/1/29 [3,5]	847,000	918,406
Total CORPORATE BONDS (Cost $36,432,388)		37,738,874
COMMON STOCKS — 47.55%
Asset Management — 19.64%
Archimedes Tech SPAC Partners II Co. *	393,512	3,966,601
Bold Eagle Acquisition Corp. - A *	532,713	5,407,037
Cannae Holdings, Inc.	516,519	9,467,793
Churchill Capital Corp. IX *	22,542	242,552
Dynamix Corp. *	418,000	4,159,100
Gesher Acquisition Corp. II *	186,949	1,875,099
K&F Growth Acquisition Corp. II - A *	588,826	5,864,707
NewHold Investment Corp. III *	234,937	2,370,514
Oaktree Acquisition Corp. III Life Sciences - A *	399,535	4,075,257
		37,428,660
Banking — 3.45%
Blue Foundry Bancorp *	714,442	6,572,866
Biotechnology & Pharmaceuticals — 7.97%
Apogee Therapeutics, Inc. *	28,754	1,074,249
Crinetics Pharmaceuticals, Inc. *	172,038	5,770,155
Septerna, Inc. *	197,222	1,141,915
Viridian Therapeutics, Inc. *	185,549	2,501,201
Xenon Pharmaceuticals, Inc. 7,*	140,314	4,707,535
		15,195,055
Commercial Support Services — 3.21%
GXO Logistics, Inc. *	68,374	2,672,056
UniFirst Corp.	11,640	2,025,360
Vestis Corp.	142,327	1,409,037
		6,106,453
Industrial Intermediate Products — 2.21%
Hillman Solutions Corp. *	477,958	4,201,251
Industrial Support Services — 2.50%
WillScot Holdings Corp. [6]	171,287	4,761,779
Leisure Facilities & Services — 6.02%
Caesars Entertainment, Inc. *	36,548	913,700

Driehaus Event Driven Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Golden Entertainment, Inc.	186,071	$4,910,414
Lucky Strike Entertainment Corp.	317,361	3,097,443
Penn Entertainment, Inc. *	156,671	2,555,304
		11,476,861
Medical Equipment & Devices — 0.11%
Beta Bionics, Inc. *	16,669	204,028
Retail - Consumer Staples — 2.33%
Albertsons Cos., Inc. - A	202,074	4,443,607
Software — 0.11%
QXO, Inc. *	15,241	206,363
Total COMMON STOCKS (Cost $102,390,271)		90,596,923
PREFERRED STOCKS — 2.73%
Industrial Support Services — 2.73%
WESCO International, Inc. 10.63%, (U.S. Treasury Yield Curve Rate CMT 5Y + 1033 basis points) [2]	205,943	5,202,120
Total PREFERRED STOCKS (Cost $5,536,501)		5,202,120
RIGHTS — 0.11%
Asset Management — 0.11%
Bold Eagle Acquisition Corp. *	$532,713	133,072
K&F Growth Acquisition Corp. II *	588,826	70,659
		203,731
Total RIGHTS (Cost $0)		203,731
SOVEREIGN BONDS — 3.46%
Transportation & Logistics — 3.46%
Danaos Corp. 8.50%, 3/1/28 [3,5,7]	6,489,000	6,596,263
Total SOVEREIGN BONDS (Cost $6,506,259)		6,596,263
WARRANTS — 0.10%
Ares Acquisition Corp. II, Exp. 4/21/28, Strike $0.00 *	100,188	29,054
Bridger Aerospace Group Holdings, Inc., Exp. 12/31/27, Strike $11.50 *	151,497	8,090
Calidi Biotherapeutics, Inc., Exp. 9/10/26, Strike $115.00 *	193,125	1,255
Churchill Capital Corp. IX, Exp. 12/6/29, Strike $11.50 *	5,635	3,494
Dynamix Corp., Exp. 12/6/29, Strike $11.50 *	209,000	59,586
	Shares, Principal Amount, or Number of Contracts	Value
Haymaker Acquisition Corp. 4, Exp. 5/31/28, Strike $11.50 *	103,828	$21,752
Inspirato, Inc., Exp. 1/1/30, Strike $11.50 *	35,733	272
Oaktree Acquisition Corp. III Life Sciences, Exp. 12/6/29, Strike $11.50 *	79,907	54,337
Pagaya Technologies Ltd., Exp. 5/31/27, Strike $0.00 7,*	121,900	16,456
Revolution Medicines, Inc., Exp. 11/14/28, Strike $11.50 *	26,680	1,014
SomaLogic, Inc., Exp. 12/31/27, Strike $11.50 *	22,690	2,292
Total WARRANTS (Cost $9,328)		197,602
SHORT TERM INVESTMENTS — 18.44%
Northern Institutional Treasury Portfolio (Premier Class), 4.18% [8] (Cost $35,138,955)	35,138,955	35,138,955

TOTAL INVESTMENTS (Cost $196,868,851)	97.91%	$186,563,229
Other Assets In Excess of Liabilities	2.09%	3,981,401
Net Assets	100.00%	$190,544,630
INVESTMENT SECURITIES SOLD SHORT — (0.59)%
CORPORATE BONDS — (0.59)%
Real Estate Investment Trusts — (0.59)%
Service Properties Trust 4.75%, 10/1/26	(1,144,000)	(1,121,086)
Total CORPORATE BONDS (Proceeds $1,091,004)		(1,121,086)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $1,091,004)	(0.59)%	$(1,121,086)

CMT	Constant Maturity

[1]	Bank loans in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain bank loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at March 31, 2025. Bank loans generally are subject to mandatory and/or optional repayment. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

Driehaus Event Driven Fund
Schedule of Investments
March 31, 2025 (unaudited)

[2]	Variable rate security. Rates disclosed as of March 31, 2025.
[3]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $34,490,120, which represents 18% of Net Assets.
[4]	Perpetual security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
[5]	Restricted securities - The Fund may own investment securities that have other legal or contractual limitations. At March 31, 2025, the value of restricted securities amounted to $34,490,120 or 18% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Danaos Corp., 8.50%, 3/01/28	6/29/23-4/17/24	6,514,119
NCR Atleos Corp., 9.50%, 4/01/29	2/27/24	889,462
NRG Energy, Inc., 10.25%, 3/15/28	3/2/23-11/20/23	4,865,928
Porch Group, Inc., 0.75%, 9/15/26	1/21/25-3/4/25	3,912,606
Service Properties Trust, 8.63%, 11/15/31	4/1/24-4/16/24	6,484,311
Six Flags Entertainment Corp., 7.00%, 7/01/25	11/2/23-11/3/23	1,728,600
Vistra Corp., 7.00%, 12/15/26	12/7/21-11/7/22	8,723,098

[6]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.
[7]	Foreign security denominated and/or traded in U.S. dollars.
[8]	7 day current yield as of March 31, 2025 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Driehaus Event Driven Fund
Schedule of Investments
March 31, 2025 (unaudited)

TOTAL RETURN SWAPS
OTC SWAP CONTRACTS
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

MSHEWSC Basket*	Financing Index: 1-Day US Federal Fund Effective Rate - 0.35% (Monthly)	4/30/2025	MS	USD	2,722,878	$190,079	$—	$190,079
GSUCDHY1 Basket**	Financing Index: 1-Day US Federal Fund Effective Rate - 1.30% (At Maturity)	5/5/2025	GSC	USD	10,188,124	65,952	—	65,952
MSDRCASI Basket***	Financing Index: 1-Day US Federal Fund Effective Rate - 0.35% (Monthly)	5/13/2025	MS	USD	3,540,486	496,571	—	496,571
Financing Index: 1-Day US Federal Fund Effective Rate - 1.60% (Monthly)	FEDL01 Basket****	3/6/2026	MS	USD	231,554	2,333	—	2,333
GSCNNED3 Basket*****	Financing Index: 1-Day US Federal Fund Effective Rate - 0.50% (Monthly)	3/25/2026	GSC	USD	2,844,046	147,250	—	147,250
MSXXBIOH Basket******	Financing Index: 1-Day US Federal Fund Effective Rate - 0.95% (Monthly)	4/30/2026	MS	USD	10,714,266	986,310	—	986,310
Subtotal Appreciation						$1,888,495	$—	$1,888,495

Driehaus Event Driven Fund
Schedule of Investments
March 31, 2025 (unaudited)

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
SPDR S&P Regional Banking ETF	Financing Index: 1-Day US Federal Fund Effective Rate - 0.50% (Monthly)	5/15/2025	MS	USD	1,374,841	$(48,265)	$—	$(48,265)
GSCBDNYB Basket*******	Financing Index: 1-Day US Federal Fund Effective Rate - 0.60% (Monthly)	2/11/2026	GSC	USD	1,902,490	(31,675)	—	(31,675)
Subtotal Depreciation						$(79,940)	$—	$(79,940)
Net Total Return Swaps outstanding at March 31, 2025						$1,808,555	$—	$1,808,555
MS – Morgan Stanley
GSC – Goldman Sachs International

*	MSHEWSC Basket consists of a portfolio of Common Stocks:

Underlying Components	Shares	Value	Weight
United Rentals, Inc.	308	$193,052	7.09%
McGrath RentalCorp.	1,731	192,780	7.08%
SiteOne Landscape Supply, Inc.	1,464	177,804	6.53%
Ferguson PLC	964	154,387	5.67%
AECOM	1,571	145,674	5.35%
API Group Corp.	4,036	144,313	5.30%
Ryder System, Inc.	956	137,505	5.05%
MSC Industrial Direct Co., Inc.	1,557	120,896	4.44%
Genuine Parts Co.	1,008	120,079	4.41%
GMS, Inc.	1,541	112,727	4.14%
Beacon Roofing Supply, Inc.	850	105,103	3.86%
MasTec, Inc.	835	96,662	3.55%
Air Lease Corp.	1,956	94,484	3.47%
Quanta Services, Inc.	370	93,939	3.45%
Comfort Systems U.S.A, Inc.	272	87,677	3.22%
Pitney Bowes, Inc.	9,417	85,226	3.13%
Advanced Drainage Systems, Inc.	689	74,879	2.75%
Core & Main, Inc.	1,460	70,523	2.59%
Fasteral Co.	804	62,354	2.29%
Flour Corp.	1,741	62,354	2.29%
Sensata Technologies Holding PLC	2,547	61,809	2.27%
Construction Partners, Inc.	2,390	52,279	1.92%
AerCap Holdings N.V.	450	46,017	1.69%
Stanley Black & Decker, Inc.	588	45,200	1.66%
Primoris Services Corp.	735	42,205	1.55%

Driehaus Event Driven Fund
Schedule of Investments
March 31, 2025 (unaudited)

Underlying Components	Shares	Value	Weight
Atkore, Inc.	690	$41,388	1.52%
Terex Corp.	973	36,759	1.35%
Trex Co., Inc.	455	26,412	0.97%
Builders FirstSource, Inc.	185	23,144	0.85%
nVent Electric PLC	291	15,248	0.56%
		$2,722,879	100.00%

**	GSUCDHY1 basket consists of a portfolio of Corporate Bonds:

	Principal Amount	Value	Weight
Viking Cruises Ltd. 9.13% 7/15/2031 144A	343,764	$367,535	3.70%
Spirit Aerosystems, Inc. 9.38% 11/30/2029 144A	343,764	367,370	3.69%
Ncl Corporation Ltd. 7.75% 2/15/2029 144A	343,764	358,195	3.60%
Chart Industries, Inc. 7.5% 1/1/2030 144A	343,764	356,885	3.59%
Transdigm, Inc. 6.88% 12/15/2030 144A	343,764	351,946	3.54%
Rolls-Royce PLC 5.75% 10/15/2027 144A	343,764	351,839	3.54%
Weatherford International Ltd. 8.63% 4/30/2030 144A	343,764	349,852	3.52%
Wesco Distribution, Inc. 7.25% 6/15/2028 144A	343,764	348,429	3.50%
Emerald Debt Merger Sub LLC 6.63% 12/15/2030 144A	343,764	344,458	3.46%
Mauser Packaging Solutions Holding Co. 7.88% 8/15/2026 144A	343,764	343,358	3.45%
Transocean, Inc. 8.00% 2/1/2027 144A	343,764	342,794	3.45%
Bath & Body Works, Inc. 6.75% 7/1/2036	343,764	342,564	3.44%
Carnival Corp. 6.00% 5/1/2029 144A	343,764	342,203	3.44%
Wynn Las Vegas LLC 5.25% 5/15/2027 144A	343,764	340,041	3.42%
Aramark Services, Inc. 5.00% 2/1/2028 144A	343,764	337,356	3.39%
Mgm Resorts International 4.75% 10/15/2028	343,764	331,540	3.33%
Gfl Environmental, Inc. 4.75% 6/15/2029 144A	343,764	331,516	3.33%
Imola Merger Corp. 4.75% 5/15/2029 144A	343,764	327,129	3.29%
Las Vegas Sands Corp. 3.90% 8/8/2029	343,764	323,753	3.25%
Asbury Automotive Group, Inc. 4.63% 11/15/2029 144A	343,764	323,355	3.25%
Yum! Brands, Inc. 4.63% 1/31/2032	343,764	322,292	3.24%
Sensata Technologies BV 4.00% 4/15/2029 144A	343,764	316,672	3.18%
Petsmart LLC 7.75% 2/15/2029 144A	343,764	315,781	3.17%
1011778 B.C. Unlimited Liability Co. 4.00% 10/15/2030 144A	343,764	311,911	3.14%
Builders Firstsource, Inc. 4.25% 2/1/2032 144A	343,764	308,532	3.10%
Hilton Domestic Operating Co., Inc. 3.63% 2/15/2032 144A	343,764	301,976	3.04%
Standard Building Solutions, Inc. 3.38% 1/15/2031 144A	343,764	299,319	3.01%
Ball Corp. 3.13% 9/15/2031	343,764	298,212	3.00%
Fertitta Entertainment LLC 6.75% 1/15/2030 144A	343,764	297,913	2.99%
Ardagh Metal Packaging Finance USA LLC 4.00% 9/1/2029 144A	343,764	293,482	2.95%
Royal Caribbean Cruises Ltd. 8.25% 1/15/2029 144A	343,764	0	0.00%
		$9,948,208	100.00%

Driehaus Event Driven Fund
Schedule of Investments
March 31, 2025 (unaudited)

***	MSDRCASI Basket consists of a portfolio of Common Stocks:

Underlying Components	Shares	Value	Weight
Boyd Gaming Corp.	5,884	$387,329	10.94%
Wyndham Hotels & Resorts, Inc.	3,740	338,470	9.56%
Red Rock Resorts, Inc.	5,502	238,629	6.74%
Travel + Leisure Co.	4,933	228,361	6.45%
MGM Resorts International	7,286	215,970	6.10%
International Game Technology PLC	12,390	201,454	5.69%
Marriott Vacations Worldwide Corp.	3,020	194,019	5.48%
Vail Resorts, Inc.	1,064	170,297	4.81%
Portillo's, Inc.	13,549	161,092	4.55%
Carnival Corp.	8,212	160,384	4.53%
Marriott International, Inc.	672	160,030	4.52%
Norwegian Cruise Line Holdings Ltd.	7,656	145,160	4.10%
Wynn Resorts Ltd.	1,484	123,917	3.50%
Las Vegas Sands Corp.	3,116	120,377	3.40%
Monarch Casino & Resort, Inc.	1,339	104,090	2.94%
DraftKings, Inc.	3,006	99,842	2.82%
Hyatt Hotels Corp.	806	98,780	2.79%
Airbnb, Inc.	800	95,593	2.70%
Churchill Downs, Inc.	816	90,636	2.56%
Dine Brands Global, Inc.	3,545	82,493	2.33%
Bloomin' Brands, Inc.	8,641	61,958	1.75%
Topgolf Callaway Brands Corp.	9,348	61,605	1.74%
		$3,540,486	100.00%

****	FEDL01 Basket consists of a portfolio of Common Stocks:

Underlying Components	Shares	Value	Weight
Dollar Tree, Inc.	188	$14,102	6.09%
Ford Motor Co.	1,332	13,361	5.77%
Aptiv PLC	221	13,129	5.67%
General Motor.s Co	266	12,527	5.41%
Best Buy Co, Inc.	166	12,203	5.27%
NIKE, Inc.	190	12,087	5.22%
Lowe's Cos., Inc.	52	12,064	5.21%
Dick's Sporting Goods, Inc.	59	11,925	5.15%
The Gap Inc.	573	11,809	5.10%
Five Below, Inc.	148	11,068	4.78%
Floor & Décor Holdings, Inc.	136	10,906	4.71%
Target Corp.	102	10,628	4.59%
Wiliams-Sonoma, Inc.	67	10,559	4.56%
Amer Sports, Inc.	391	10,443	4.51%
BorgWarner, Inc.	299	8,567	3.70%
Lear Corp.	93	8,243	3.56%
SharkNinja, Inc.	94	7,873	3.40%

Driehaus Event Driven Fund
Schedule of Investments
March 31, 2025 (unaudited)

Underlying Components	Shares	Value	Weight
Modine Manufacturing Co.	93	$7,109	3.07%
RH	30	7,086	3.06%
YETI Holdings, Inc.	206	6,831	2.95%
Magna International, Inc.	148	5,048	2.18%
Warby Parker, Inc.	254	4,631	2.00%
Kontoor Brands, Inc.	62	4,006	1.73%
Visteon Corp.	39	3,010	1.30%
Figs, Inc.	358	1,644	0.71%
Canada Goose Holdings, Inc.	87	695	0.30%
		$231,554	100.00%

*****	GSCNNED3 Basket consists of a portfolio of Common Stocks:

Underlying Components	Shares	Value	Weight
Alight, Inc.	547,378	$1,839,529	64.68%
Dayforce, Inc.	20,852	689,397	24.24%
Paysafe Ltd.	35,449	315,120	11.08%
		$2,844,046	100.00%

******	MSXXBIOH Basket consists of Common Stocks. The largest 50 components are:

Underlying Components	Shares	Value	Weight
Soleno Therapeutics, Inc.	1,919	$137,143	1.28%
Catalyst Pharmaceuticals, Inc.	3,888	94,285	0.88%
Alnylam Pharmaceuticals, Inc.	349	94,285	0.88%
BeiGene Ltd.	346	94,285	0.88%
Ascendis Pharma A/S	591	92,143	0.86%
Neurocrine Biosciences, Inc.	804	88,927	0.83%
Zai Lab Ltd.	2,431	87,857	0.82%
Bridgebio Pharma, Inc.	2,541	87,857	0.82%
United Therapeutics Corp.	285	87,857	0.82%
Halozyme Therapeutics, Inc.	1,360	86,786	0.81%
Gilead Sciences, Inc.	775	86,786	0.81%
TG Therapeutics, Inc.	2,201	86,786	0.81%
Twist Bioscience Corp.	2,211	86,786	0.81%
BioMarin Pharmaceutical, Inc.	1,228	86,786	0.81%
ImmunityBio, Inc.	28,476	85,714	0.80%
Arcutis Biotherapeutics, Inc.	5,480	85,714	0.80%
Madrigal Pharmaceuticals, Inc.	259	85,714	0.80%
Blueprint Medicines Corp.	968	85,714	0.80%
Avidity Biosciences, Inc.	2,904	85,714	0.80%
Amgen, Inc.	272	84,643	0.79%
AbbVie, Inc.	404	84,643	0.79%
Exelixis, Inc.	2,293	84,643	0.79%
Insmed, Inc.	1,109	84,643	0.79%
Biogen, Inc.	619	84,643	0.79%
Krystal Biotech, Inc.	469	84,643	0.79%

Driehaus Event Driven Fund
Schedule of Investments
March 31, 2025 (unaudited)

Underlying Components	Shares	Value	Weight
Nuvalent, Inc.	1,193	$84,643	0.79%
Rhythm Pharmaceuticals, Inc.	1,598	84,643	0.79%
Vertex Pharmaceuticals, Inc.	175	84,643	0.79%
Praxis Precision Medicines, Inc.	2,207	83,571	0.78%
Alkermes PLC	2,531	83,571	0.78%
Crinetics Pharmaceuticals, Inc.	2,492	83,571	0.78%
ADMA Biologics, Inc.	4,212	83,571	0.78%
BioCryst Pharmaceuticals, Inc.	11,143	83,571	0.78%
Vericel Corp.	1,849	82,500	0.77%
PTC Therapeutics, Inc.	1,619	82,500	0.77%
Summit Theraputics, Inc.	4,277	82,500	0.77%
CareDx, Inc.	4,648	82,500	0.77%
ACADIA Pharmaceuticals, Inc.	4,967	82,500	0.77%
Arcellx, Inc.	1,241	81,428	0.76%
Mirium Pharmaceuticals, Inc.	1,807	81,428	0.76%
Natera, Inc.	576	81,428	0.76%
ARS Pharmaceuticals, Inc.	6,473	81,428	0.76%
Roivant Sciences Ltd.	7,964	80,357	0.75%
Cytokinetics, Inc.	1,999	80,357	0.75%
Geron Corp.	50,539	80,357	0.75%
Veracyte, Inc.	2,710	80,357	0.75%
Ideaya Biosciences, Inc.	4,906	80,357	0.75%
Dynavax Technologies Corp.	6,196	80,357	0.75%
Immunovant, Inc.	6,647	80,357	0.75%
BioNTech SE	882	80,357	0.75%
		$4,287,849	40.02%

*******	GSCBDNYB Basket consists of a portfolio of Common Stocks:

Underlying Components	Shares	Value	Weight
Valley National Bancorp.	97,350	$865,443	45.49%
Dime Community Bancshares, Inc.	10,522	293,364	15.42%
Metropolitan Bank Holding Corp.	4,546	254,553	13.38%
Amalgamated Financial Corp.	5,201	149,536	7.86%
Northfield Bancorp, Inc.	8,335	90,939	4.78%
The First of Long Island Corp.	6,963	85,992	4.52%
Flushing Financial Corp.	6,112	77,622	4.08%
Peapack-Gladstone Financial Corp.	2,512	71,343	3.75%
Bankwell Financial Group, Inc.	454	13,698	0.72%
		$1,902,490	100.00%